Restatement of Previously Issued Financial Statements - Balance Sheets (Details) - USD ($) $ in Thousands		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 111,242	$ 200,500	$ 281,081			$ 63,232
Accounts receivable, net of allowances		31,012		30,605			12,252
Inventories		17,118		10,267			6,483
Prepaid expenses and other current assets		24,082		21,579			6,213
Total current assets		183,454		343,532			88,180
Property and equipment, net		265,482		268,401			282,560
Restricted cash		16,459		16,462			10,461
Deposits with supplier				7,566			1,084
Other assets		26,319		21,927			7,862
Total assets		511,555		679,066			390,147
Current liabilities:
Accounts payable		9,538		24,186			14,562
Accrued expenses and other current liabilities		56,508		57,986			42,150
Accrued compensation		9,516		9,508			10,827
Deferred revenue		7,904		11,460			2,649
Debt, current		1,470		1,470			247,248
Total current liabilities		83,466		104,610			317,436
Debt, non-current		13,225		13,960			15,430
Redeemable convertible preferred stock warrant liability				0			12,323
Other liabilities		42,344		50,537			56,844
Total liabilities		161,866		199,728			402,033
Redeemable convertible preferred stock				0	$ 0		1,812,678	$ 1,812,724	$ 1,512,915
Stockholders' equity (deficit):
Additional paid-in capital		2,772,256		2,736,647			89,789
Accumulated deficit		(2,422,589)		(2,257,331)			(1,914,353)
Total stockholders' equity		349,689	$ 414,434	479,338	$ 604,527	$ 677,942	(1,824,564)	$ (1,604,271)	(1,321,981)
Total liabilities and stockholders' equity		$ 511,555		679,066			390,147
Previously Reported [Member]
Current assets:
Cash and cash equivalents							63,232
Accounts receivable, net of allowances							12,252
Inventories							6,483
Prepaid expenses and other current assets							6,881
Total current assets							88,848
Property and equipment, net							282,560
Restricted cash							10,461
Deposits with supplier							1,084
Other assets				29,493			7,862
Total assets							390,815
Current liabilities:
Accounts payable							14,562
Accrued expenses and other current liabilities				$ 59,456			36,480
Accrued compensation							14,665
Deferred revenue							2,111
Debt, current							247,248
Total current liabilities							315,066
Debt, non-current							15,430
Redeemable convertible preferred stock warrant liability							12,323
Other liabilities							36,731
Total liabilities							379,550
Redeemable convertible preferred stock							1,812,678		1,512,915
Stockholders' equity (deficit):
Additional paid-in capital							89,789
Accumulated deficit							(1,891,202)
Total stockholders' equity							(1,801,413)		(1,321,981)
Total liabilities and stockholders' equity							390,815
Revision of Prior Period, Error Correction, Adjustment [Member]
Current assets:
Cash and cash equivalents							0
Accounts receivable, net of allowances							0
Inventories							0
Prepaid expenses and other current assets							0
Total current assets							0
Property and equipment, net							0
Restricted cash							0
Deposits with supplier							0
Other assets							0
Total assets							0
Current liabilities:
Accounts payable							0
Accrued expenses and other current liabilities							4,849
Accrued compensation							0
Deferred revenue							0
Debt, current							0
Total current liabilities							4,849
Debt, non-current							0
Redeemable convertible preferred stock warrant liability							0
Other liabilities							20,113
Total liabilities							24,962
Redeemable convertible preferred stock							0
Stockholders' equity (deficit):
Additional paid-in capital							0
Accumulated deficit							(24,962)		$ (7,100)
Total stockholders' equity							(24,962)
Total liabilities and stockholders' equity							0
Revision of Prior Period, Reclassification, Adjustment [Member]
Current assets:
Cash and cash equivalents							0
Accounts receivable, net of allowances							0
Inventories							0
Prepaid expenses and other current assets	[1],[2]						(668)
Total current assets							(668)
Property and equipment, net							0
Restricted cash							0
Deposits with supplier							0
Other assets							0
Total assets							(668)
Current liabilities:
Accounts payable							0
Accrued expenses and other current liabilities	[3]						821
Accrued compensation	[2]						(3,838)
Deferred revenue	[4]						538
Debt, current							0
Total current liabilities							(2,479)
Debt, non-current							0
Redeemable convertible preferred stock warrant liability							0
Other liabilities							0
Total liabilities							(2,479)
Redeemable convertible preferred stock							0
Stockholders' equity (deficit):
Additional paid-in capital							0
Accumulated deficit							1,811
Total stockholders' equity							1,811
Total liabilities and stockholders' equity							$ (668)

[1]	certain income statement and balance sheet misclassifications, as well as other immaterial misstatements.
[2]	timing of the recognition of commissions expense due to contractual service requirements necessary to earn such commission
[3]	the misstatement of liabilities associated with performance obligations promised to customers in connection with IGU failures; and
[4]	timing differences resulting from performance obligations associated with certain revenue contracts that were not initially identified and deferred over the period earned